Document And Entity Information	Jun. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--02-03
Document Period End Date	Jun. 07, 2023
Entity Registrant Name	SPORTSMAN'S WAREHOUSE HOLDINGS, INC.
Entity Central Index Key	0001132105
Entity Emerging Growth Company	false
Securities Act File Number	001-36401
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-1975614
Entity Address, Address Line One	1475 West 9000 South
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	West Jordan
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84088
City Area Code	801
Local Phone Number	566-6681
Entity Information, Former Legal or Registered Name	Not applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	SPWH
Security Exchange Name	NASDAQ